Form N-1A Cover	Mar. 23, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FEDERATED HERMES MDT SERIES
Entity Central Index Key	0001363526
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 23, 2026
Prospectus Date	Sep. 30, 2025
Supplement to Prospectus [Text Block]	Important Notice Regarding Change inInvestment PolicyFederated Hermes MDT Large Cap Growth FundA Portfolio of Federated Hermes MDT SeriesCLASS A SHARES (TICKER QALGX)
CLASS C SHARES (TICKER QCLGX)
INSTITUTIONAL SHARES (TICKER QILGX)
CLASS R6 SHARES (TICKER QRLGX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION The Board of Trustees of Federated Hermes MDT Series has approved a change in non-fundamental investment policy for the Federated Hermes MDT Large Cap Growth Fund (the “Fund”) in connection with amendments adopted by the Securities and Exchange Commission (the “SEC”) to Rule 35d-1 (the “Rule”) under the Investment Company Act of 1940, as amended. The change in policy will become effective concurrent with the effective date of the Fund’s next registration statement which is anticipated to be September 28, 2026 unless the SEC postpones, delays, reconsiders or repeals the amendments to the Rule in which case shareholders will be further notified (the “Effective Date”). The change in policy is not expected to result in any changes to the investment process used in managing the Fund and is being made to comply with the requirements of the amendments to the Rule.On the Effective Date, please make the following changes:1. Under “Fund Summary Information” in the section “What are the Fund’s Main Investment Strategies?” and in the Prospectus section “What are the Fund’s Investment Strategies?” please delete the following disclosure in its entirety:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy. For purposes of this policy the Fund considers large-cap companies to be those with a market capitalization similar to those companies included in the Russell 1000® Growth Index.”and replace it with:“Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000® Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000® Growth Index.”2. Under the Statement of Additional Information section “Investment Objective and Investment Limitations” under “Non-Fundamental Names Rule Policy,” please delete the following disclosure in its entirety:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of this policy the Fund considers large-capitalization companies to be those with a market capitalization similar to those companies included in the Russell 1000® Growth Index.”and replace it with:“Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000® Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000® Growth Index.”March 23, 2026Federated Hermes MDT Large Cap Growth Fund
Federated Hermes Funds
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Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457192 (3/26)© 2026 Federated Hermes, Inc.